FINANCIAL EXPENSES, NET (Tables)	6 Months Ended
Jun. 30, 2013
FINANCIAL EXPENSES, NET [Abstract]
Schedule of Financial Expenses, Net
	Six months ended June 30
	2013	2012
	Unaudited

Financial income:
Interest from banks	$9	$7

	9	7

Financial expenses:
Interest and bank charges	(59)	(48)
Exchange translation	(70)	(134)

	(129)	(182)

Financial expenses, net	$(120)	$(175)